UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Fidelity® California
Municipal Money Market
Fund

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,016.30	$ 2.58
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.57	$ 2.59

* Expenses are equal to the Fund's annualized expense ratio of .51%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/07	% of fund's investments 2/28/07	% of fund's investments 8/31/06
0 - 30	91.0	94.8	97.4
31 - 90	0.7	1.0	0.3
91 - 180	2.0	3.5	0.3
181 - 397	6.3	0.7	2.0
Weighted Average Maturity
	8/31/07	2/28/07	8/31/06
Fidelity California Municipal Money Market	28 Days	13 Days	13 Days
California Tax-Free Money Market Funds Average*	28 Days	19 Days	26 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
Variable Rate Demand Notes (VRDNs) 86.1%	Variable Rate Demand Notes (VRDNs) 89.5%
Commercial Paper (including CP Mode) 3.3%	Commercial Paper (including CP Mode) 3.2%
Tender Bonds 1.3%	Tender Bonds 0.0%
Municipal Notes 4.0%	Municipal Notes 3.5%
Other Investments 1.5%	Other Investments 0.4%
Net Other Assets 3.8%	Net Other Assets 3.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.2%
	Principal Amount (000s)	Value (000s)
California - 89.2%
ABAG Fin. Auth. for Nonprofit Corp. Rev. Participating VRDN Series MT 40, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 18,995	$ 18,995
ABAG Fin. Auth. for Nonprofit Corp. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 3.96%, LOC Union Bank of California, VRDN (a)(b)	11,900	11,900
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	12,210	12,210
Series PZ 51, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,300	12,300
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 3.94%, LOC Freddie Mac, VRDN (a)(b)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 781PB, 4.01% (Liquidity Facility Deutsche Postbank AG) (a)(c)	19,125	19,125
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series MT 238, 4.01% (Liquidity Facility DEPFA BANK PLC) (a)(c)	21,900	21,900
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 3.94%, LOC Fannie Mae, VRDN (a)(b)	14,288	14,288
Burbank Glendale Pasadena Arpt. Auth. Rev. Participating VRDN:
Series MT 137, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,885	2,885
Series Putters 904, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	5,685	5,685
California Children's Hosp. Participating VRDN Series GS 07 31G, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	10,195	10,195
California Communities Note Prog. TRAN Series A3, 4.5% 6/30/08	50,000	50,338
California Dept. of Veteran Affairs Home Purchase Rev. Bonds Series A, 3.7% 6/1/08 (b)	48,125	48,125
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series A, 5.5% 5/1/08	17,425	17,640
Participating VRDN:
Series Putters 309, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,095	14,095
Series Putters 322, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	11,470	11,470
California Econ. Recovery Bonds Series B, 5%, tender 7/1/08 (a)	17,400	17,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Participating VRDN Series MS 06 1486, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	$ 8,830	$ 8,830
California Edl. Facilities Auth. Rev. Participating VRDN:
Series PA 542, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,105	8,105
Series ROC II R 10110, 4.05% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,785	6,785
California Gen. Oblig.:
Bonds Series AAB 00 1, 3.95%, tender 9/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	19,065	19,065
Participating VRDN:
MOTC PA 1396, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,860	6,860
MS 06 1437, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	24,985	24,985
ROCS RR II R 622 PB, 4.01% (Liquidity Facility Deutsche Postbank AG) (a)(c)	2,455	2,455
Series Clipper 07 33, 3.97% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	10,440	10,440
Series EC 1008, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	154,545	154,514
Series EC 1068, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	28,500	28,500
Series EGL 04 1013 Class A, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	2,070	2,070
Series LB 06 K59, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	10,175	10,175
Series LB 07 K54W, 4.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	50,140	50,140
Series LB 07 K56W, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	14,780	14,780
Series LB 07 P86W, 4.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	41,780	41,780
Series Merlots 02 A17, 4% (Liquidity Facility Bank of New York, New York) (a)(c)	12,095	12,095
Series Merlots B45, 4% (Liquidity Facility Wachovia Bank NA) (a)(c)	30,500	30,500
Series PA 1231, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	21,690	21,690
Series PA 1502, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,670	6,670
Series PT 1252, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	23,945	23,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series PT 4027, 4.03% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	$ 9,980	$ 9,980
Series Putters 132, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,480	2,480
Series Putters 245, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,660	6,660
Series PZP 003, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,610	3,610
Series PZP 8, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,735	3,735
Series ROC II R 3052, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(c)	5	5
Series ROC II R 9125, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(c)	24,990	24,990
Series ROC II R438CE, 4.02% (Liquidity Facility Citibank NA) (a)(b)(c)	42,050	42,050
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series MS 06 1755, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	10,250	10,250
Series MS 06 1757, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	21,325	21,325
Series MS 06 1802, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	15,300	15,300
Series PT 953, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,495	6,495
California Hsg. Fin. Agcy. Rev.:
Participating VRDN:
Series 3659, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,535	9,535
Series BS 7058, 4.02% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	13,310	13,310
Series BS 7067, 4.02% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	25,065	25,065
Series LB 06 K43W, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	11,800	11,800
Series LB 07 P51W, 4.33% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	15,385	15,385
Series LB 07 P71W, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	22,475	22,475
Series LB 07 P79W, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,875	4,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Participating VRDN:
Series MS 06 1799, 4.1% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 31,280	$ 31,280
Series MSTC 7036, 4.02% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	6,150	6,150
Series PA 1418R, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	18,455	18,455
Series PA 1419R, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,620	4,620
Series PT 3691, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,340	9,340
Series PT 3939, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	15,215	15,215
Series ROC II R 11113 CE, 4.02% (Liquidity Facility Citibank NA) (a)(b)(c)	10,900	10,900
(Home Mtg. Prog.) Series 2005 H, 3.99% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	33,360	33,360
Series 2003 D, 3.95% (FSA Insured), VRDN (a)(b)	35,400	35,400
Series 2005 A, 3.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	87,010	87,010
Series 2005 B, 3.92% (AMBAC Insured), VRDN (a)(b)	4,200	4,200
Series 2005 D, 3.93% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (a)(b)	62,525	62,525
Series C:
3.95% (Liquidity Facility Calyon), VRDN (a)(b)	4,000	4,000
3.95% (Liquidity Facility Calyon), VRDN (a)(b)	1,800	1,800
Series D, 3.93% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (a)(b)	15,315	15,315
Series F, 3.95% (AMBAC Insured), VRDN (a)(b)	7,155	7,155
Series H, 3.99% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	7,600	7,600
Series M, 3.95% (Liquidity Facility Bank of America NA), VRDN (a)(b)	32,700	32,700
Series U, 3.95% (MBIA Insured), VRDN (a)(b)	25,575	25,575
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 04 28 Class A, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,000	7,000
Series PA 1202R, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000	5,000
Series ROC II R 10111, 4.05% (Liquidity Facility Citigroup, Inc.) (a)(c)	7,795	7,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Participating VRDN MS 06 1429, 4.06% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 8,445	$ 8,445
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 3.99%, LOC Union Bank of California, VRDN (a)(b)	5,500	5,500
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
Participating VRDN Series LB 04 F11J, 4.3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	9,000	9,000
(Republic Services, Inc. Proj.):
4.3%, VRDN (a)(b)	18,000	18,000
4.3%, VRDN (a)(b)	20,000	20,000
California Pub. Works Board Lease Rev. Participating VRDN Series PA 814R, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,330	5,330
California School Cash Reserve Prog. Ctfs. of Prtn. TRAN 4.25% 7/1/08	7,240	7,274
California Schools Participating VRDN:
Series MS 06 1544, 4.04% (Liquidity Facility Morgan Stanley) (a)(c)	36,585	36,585
Series PZP 019, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,170	13,170
Series PZP 13, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,440	9,440
Series PZP 14, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,620	2,620
Series PZP 2, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,825	3,825
Series PZP 9, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,905	14,905
California State Univ. Rev.:
Participating VRDN:
MS 06 1411, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	8,570	8,570
Series LB 07 K59W, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,995	9,995
Series 2001 A, 3.67% 9/12/07, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,335	11,335
California Statewide Cmnty. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 4.15%, LOC Wells Fargo Bank NA, VRDN (a)(b)	880	880
(Rix Industries Proj.) Series 1996 I, 4.15%, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,120	1,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.: - continued
(Supreme Truck Bodies of California Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 925	$ 925
California Statewide Communities Dev. Auth. Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 K, 3.67% tender 9/13/07, CP mode	3,300	3,300
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 3.94%, LOC Fannie Mae, VRDN (a)(b)	7,350	7,350
(Arbor Ridge Apts. Proj.) Series X, 4.05%, LOC Fannie Mae, VRDN (a)(b)	4,040	4,040
(Bristol Apts. Proj.) Series Z, 3.94%, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 3.94%, LOC Fannie Mae, VRDN (a)(b)	17,300	17,300
(Crocker Oaks Apts. Proj.) Series 2001 H, 3.94%, LOC Fannie Mae, VRDN (a)(b)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 3.94%, LOC Fannie Mae, VRDN (a)(b)	20,000	20,000
(Grove Apts. Proj.) Series X, 3.94%, LOC Fannie Mae, VRDN (a)(b)	6,150	6,150
(Maple Square Apt. Proj.) Series AA, 3.95%, LOC Citibank NA, VRDN (a)(b)	18,000	18,000
(Marlin Cove Apts. Proj.) Series V, 3.94%, LOC Fannie Mae, VRDN (a)(b)	24,000	24,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 3.95%, LOC Bank of America NA, VRDN (a)(b)	41,800	41,800
(Northwood Apts. Proj.) Series N, 3.94%, LOC Freddie Mac, VRDN (a)(b)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 3.979% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (a)(b)	5,960	5,960
(River Run Sr. Apts. Proj.) Series LL, 3.94%, LOC Fannie Mae, VRDN (a)(b)	13,605	13,605
(Sunrise Fresno Proj.) Series B, 3.94%, LOC Fannie Mae, VRDN (a)(b)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 3.99%, LOC California Teachers Retirement Sys., VRDN (a)(b)	6,825	6,825
(The Crossings at Elk Grove Apts.) Series H, 3.95%, LOC Citibank NA, VRDN (a)(b)	15,000	15,000
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 3.95%, LOC Citibank NA, VRDN (a)(b)	22,275	22,275
(Varena Assisted Living Apts. Proj.) Series 2006 F, 3.96%, LOC HSH Nordbank AG, VRDN (a)(b)	11,386	11,386
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.: - continued
(Vineyard Creek Apts. Proj.) Series O, 3.94%, LOC Fannie Mae, VRDN (a)(b)	$ 12,452	$ 12,452
(Vista Del Monte Proj.) Series QQ, 3.94%, LOC Fannie Mae, VRDN (a)(b)	13,750	13,750
(Wilshire Court Proj.) Series M, 3.94%, LOC Fannie Mae, VRDN (a)(b)	17,500	17,500
California Statewide Communities Dev. Auth. Rev. (JTF Enterprises LLC Proj.) Series 1996 A, 4.15%, LOC Bank of America NA, VRDN (a)(b)	3,000	3,000
California Statewide Fing. Auth. Participating VRDN Series PA 1287, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,150	3,150
California Veterans Gen. Oblig. Participating VRDN Series LB 06 F12, 4.3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	94,190	94,190
Chabot-Las Positas Cmnty. College District Participating VRDN:
Series 87 Z, 4% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,680	2,680
Series MOTC PT 3551, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,135	6,135
Series MS 1967, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	67,900	67,900
Series MSTC 284, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,560	5,560
Chaffey Cmnty. College District Participating VRDN Series MS 04 1132, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	11,435	11,435
Chula Vista Ind. Dev. Rev. Participating VRDN Series PA 1362, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,125	3,125
Clovis Pub. Fing. Auth. Wastewtr. Rev. Participating VRDN Series EC 1102, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,840	8,840
Coast Cmnty. College District Participating VRDN GS 06 36TPZ, 4.01% (Liquidity Facility Wells Fargo & Co.) (a)(c)	15,940	15,940
Contra Costa County Multi-family Hsg. Rev. (Del Norte Place Apt. Proj.) Series 1994, 3.92%, LOC Freddie Mac, VRDN (a)(b)	10,610	10,610
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 3.93%, LOC KBC Bank NV, VRDN (a)(b)	14,900	14,900
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series EGL 7053015 Class A, 3.99% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 4% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 3,645	$ 3,645
Series PZ 57, 4.04% (Liquidity Facility BNP Paribas SA) (a)(c)	6,775	6,775
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 4.05% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	4,145	4,145
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 3.96%, LOC Comerica Bank, Detroit, VRDN (a)(b)	9,100	9,100
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Bonds Series PZ 86, 3.67%, tender 2/21/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	5,050	5,050
Participating VRDN:
Series 1500, 4.07% (Liquidity Facility Morgan Stanley) (a)(c)	15,190	15,190
Series BS 05 230, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,450	7,450
Series BS 7045, 4.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	34,100	34,100
Series BS 7046, 4.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	10,000	10,000
Series DB 195, 4.04% (Liquidity Facility Deutsche Bank AG) (a)(c)	2,075	2,075
Series EGL 7053009 Class A, 4% (Liquidity Facility Citibank NA) (a)(c)	19,800	19,800
Series MS 06 2040, 4.07% (Liquidity Facility Morgan Stanley) (a)(c)	11,500	11,500
Series MS 1271, 4.07% (Liquidity Facility Morgan Stanley) (a)(c)	12,374	12,374
Series MS 1739, 4.07% (Liquidity Facility Morgan Stanley) (a)(c)	16,525	16,525
Series MS 1867, 4.07% (Liquidity Facility Morgan Stanley) (a)(c)	32,650	32,650
Series MSTC 238, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,800	7,800
Series MSTC 7021, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,000	5,000
Series PA 1236, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,535	3,535
Series Putters 1779, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,200	5,200
3.99% (Liquidity Facility Citigroup, Inc.) (a)(c)	17,535	17,535
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Participating VRDN:
4% (Liquidity Facility Citibank NA) (a)(c)	$ 81,855	$ 81,855
Grossmont Union High School District Participating VRDN Series PT 3489, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,620	17,620
Huntington Beach Union High School District Participating VRDN Series BS 3075, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	3,800	3,800
Imperial Irrigation District Series 2007 A, 3.68% 10/11/07, LOC Citibank NA, CP	11,400	11,400
Lassen Muni. Util. District Rev. Series 1996 A, 4.02% (FSA Insured), VRDN (a)(b)	1,150	1,150
Long Beach Hbr. Rev.:
Bonds Series PT 2708, 3.72%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)(d)	5,675	5,675
Participating VRDN:
Series MS 00 418, 4.06% (Liquidity Facility Morgan Stanley) (a)(b)(c)	18,190	18,190
Series MS 01 786X, 4.06% (Liquidity Facility Morgan Stanley) (a)(b)(c)	7,070	7,070
Series MT 140, 4.08% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	4,995	4,995
Series PT 2579, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,135	3,135
Series PT 2756, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,525	2,525
Series PT 2936, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,220	5,220
Series PT 3876, 4.04% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	7,810	7,810
Series Putters 730, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	1,785	1,785
Series ROC II R 7538, 4.02% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	12,110	12,110
Series SG 147, 4% (Liquidity Facility Societe Generale) (a)(b)(c)	9,890	9,890
4.04% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	9,800	9,800
Series 2002 A, 3.94% (MBIA Insured), VRDN (a)(b)	36,440	36,440
Series A, 3.6% 2/6/08, CP (b)	28,750	28,750
Los Angeles Cmnty. College District Participating VRDN Series MS 1129, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	5,450	5,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 3.94%, LOC Fannie Mae, VRDN (a)(b)	$ 55,600	$ 55,600
(Wilshire Station Apts. Proj.):
Series A, 3.99%, LOC Bank of America NA, VRDN (a)(b)	7,100	7,100
3.99%, LOC Bank of America NA, VRDN (a)(b)	2,000	2,000
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 4% (Liquidity Facility Wachovia Bank NA) (a)(c)	16,000	16,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series EGL 06 10 Class A, 4% (Liquidity Facility Citibank NA) (a)(c)	13,000	13,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0067, 4% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	27,365	27,365
Series Merlots 99 L, 4% (Liquidity Facility Wachovia Bank NA) (a)(c)	23,300	23,300
Series MS 06 1927, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	11,535	11,535
Series Putters 1934, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,170	11,170
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1475, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,290	13,290
TRAN 4.5% 6/30/08	147,165	148,157
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series LB 06 K56, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	16,120	16,120
Series Merlots 06 A3, 4.05% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	9,430	9,430
Series MS 06 1473, 4.06% (Liquidity Facility Morgan Stanley) (a)(b)(c)	12,680	12,680
Series PT 3896, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,360	6,360
Series ROC II R559, 4.02% (Liquidity Facility Citibank NA) (a)(b)(c)	27,055	27,055
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series D, 3.99%, LOC Citibank NA, VRDN (a)(b)	2,055	2,055
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN:
Series PT 1405, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,970	11,970
Series PZ 158, 4.04% (Liquidity Facility Wells Fargo & Co.) (a)(c)	11,320	11,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN: - continued
Series ROC II R 758 PB, 4.01% (Liquidity Facility Deutsche Postbank AG) (a)(c)	$ 12,865	$ 12,865
Los Angeles Single Family Mtg. Rev. Series 2004 A:
3.93% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	16,065	16,065
3.93% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	12,935	12,935
Los Angeles Unified School District Participating VRDN:
Series Clipper 07 11, 4% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	3,290	3,290
Series EC 1106, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	34,395	34,395
Series EGL 03 43 Class A, 4% (Liquidity Facility Citibank NA) (a)(c)	4,900	4,900
Series EGL 03 49 Class A, 4% (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Series EGL 06 88 Class A, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,800	7,800
Series Merlots 07 C20, 4% (Liquidity Facility Bank of New York, New York) (a)(c)	7,500	7,500
Series MS 06 1542, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	9,706	9,706
Series PA 1115, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
Series PA 792R, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,945	8,945
Series PT 3754, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,400	5,400
Series Putters 2016, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	22,385	22,385
Series ROC II R 9121, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,275	6,272
Series ROC II R 9122, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(c)	26,000	26,000
Series ROC II R24, 3.99% (Liquidity Facility Citibank NA) (a)(c)	6,495	6,495
Series ROC II R25, 3.99% (Liquidity Facility Citibank NA) (a)(c)	6,665	6,665
Series ROC RR II 7033, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,145	2,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series EGL 7053003 Class A, 4% (Liquidity Facility Citibank NA) (a)(c)	$ 52,500	$ 52,500
3.68% 9/12/07 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	7,800	7,800
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 4% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,500	9,500
Series PT 3601, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,480	10,480
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 3.94%, LOC Fannie Mae, VRDN (a)(b)	25,000	25,000
Milpitas Redev. Agcy. Participating VRDN Series ROC II R 2145, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,525	8,525
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 3539, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,255	2,255
North Orange County Cmnty. College District Rev. Participating VRDN Series PZ 68, 4.06% (Liquidity Facility BNP Paribas SA) (a)(c)	5,465	5,465
Northern California Gas Auth. #1 Gas Proj. Rev. Participating VRDN:
Series MS 06 1817, 4.05% (Liquidity Facility Morgan Stanley) (a)(c)	13,500	13,500
Series MS 06 1982, 4.06% (Liquidity Facility Morgan Stanley) (a)(c)	9,100	9,100
Norwalk-La Mirada Unified School District Participating VRDN Series BS 3053, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	3,050	3,050
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 3.97% (Liquidity Facility Societe Generale) (a)(c)	8,000	8,000
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 4% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000	3,000
Oakland Joint Powers Fing. Auth. Participating VRDN Series Putters 1253, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,215	4,215
Oakland Redev. Agcy. Sub Tax Allocation Participating VRDN Series PT 2035, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,595	11,595
Olcese Wtr. District Bonds (Rio Bravo Wtr. Delivery Systems Proj.) Series 1986 A, 3.74% tender 9/5/07, LOC Sumitomo Mitsui Banking Corp., CP mode (b)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Apt. Dev. Rev.:
(Foothill Oaks Apts. Proj.) Series 1989 B, 3.94%, LOC Freddie Mac, VRDN (a)(b)	$ 16,500	$ 16,500
(Ladera Apts. Proj.) Series 2001 II B, 3.94%, LOC Fannie Mae, VRDN (a)(b)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 3.93%, LOC Freddie Mac, VRDN (a)(b)	14,900	14,900
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,290	4,290
Palm Desert Finl. Auth. Tax Allocation Participating VRDN Series PT 3810, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,200	11,200
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 3.94%, LOC Fannie Mae, VRDN (a)(b)	21,000	21,000
Port of Oakland Gen. Oblig.:
Bonds:
Series Putters 684, 3.94%, tender 3/14/08 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,735	2,735
Series Putters 863, 3.94%, tender 3/14/08 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,590	2,590
Series Putters 889, 3.94%, tender 3/14/08 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,855	6,855
Participating VRDN:
Series Merlots 00 JJ, 4.05% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	29,680	29,680
Series MS 1192X, 4.06% (Liquidity Facility Morgan Stanley) (a)(b)(c)	13,000	13,000
Series PA 1053, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	15,070	15,070
Series PT 2688, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,720	9,720
Series PT 2755, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,215	5,215
Series RobIns 5, 4.01% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	16,690	16,690
Port of Oakland Port Rev. Participating VRDN Series PA 1093, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,975	7,975
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Putters 1999, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,435	8,435
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 4.08% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	7,060	7,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$ 4,305	$ 4,305
Sacramento City Fing. Auth. Rev. Participating VRDN Series MSTC 05 246, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,865	7,865
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 3.97%, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 3.94%, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 3.94%, LOC Fannie Mae, VRDN (a)(b)	15,550	15,550
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN:
Series LB 07 P42W, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	1,000	1,000
Series MS 06 1911, 4.05% (Liquidity Facility Morgan Stanley) (a)(c)	15,750	15,750
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 4.04% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	16,025	16,025
Series PT 2327, 4.04% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	8,880	8,880
Series PT 2331, 4.08% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	6,645	6,645
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 3.94%, LOC Fannie Mae, VRDN (a)(b)	8,225	8,225
(Phoenix Park II Apts. Proj.) 3.95%, LOC Citibank NA, VRDN (a)(b)	9,200	9,200
3.94%, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series EGL 7050048 Class A, 4% (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 3.94%, LOC Fannie Mae, VRDN (a)(b)	21,075	21,075
Sacramento Sanitation District Fing. Wtr. & Swr. Rev. Bonds Series PT 4011, 3.65%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	3,015	3,015
San Diego County Reg'l. Arpt. Auth. Series A, 3.72% 9/11/07, LOC BNP Paribas SA, CP (b)	22,134	22,134
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN:
Series DB 181, 4.08% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	$ 5,915	$ 5,915
Series PT 3251, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,860	5,860
San Diego County Reg'l. Trans. Commission Sales Tax Rev.:
Series 2005 C, 3.68% 9/13/07 (Liquidity Facility JPMorgan Chase Bank), CP	9,700	9,700
Series A, 3.66% 9/4/07, CP	4,700	4,700
San Diego Hsg. Auth. Multi-family Hsg.:
(Delta Village Apts. Proj.) Series A, 4.01%, LOC Citibank NA, VRDN (a)(b)	7,000	7,000
(Stratton Apts. Proj.) Series 2000 A, 3.94%, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN Series ROC II R 10004 CE, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(c)	65,800	65,800
San Diego Unified School District Participating VRDN Series PT 2176, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,080	3,080
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,605	6,605
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Bonds:
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (b)	2,945	2,978
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (b)	2,755	2,786
Participating VRDN:
Series MT 371, 4.04% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	4,505	4,505
Series PA 661R, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,905	6,905
Series PT 3759, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,995	5,995
Series PT 3898, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	17,645	17,645
Series UBS 07 1005, 4.01% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	33,000	33,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 3.95%, LOC Citibank NA, VRDN (a)(b)	7,900	7,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Gabriel Valley Govt. Series A2, 3.69% 12/13/07, LOC Bayerische Landesbank Girozentrale, CP	$ 20,000	$ 20,000
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series TOC 06 Z17, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	13,775	13,775
San Jose Evergreen Cmnty. College District Participating VRDN Series MS 06 1328, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	12,450	12,450
San Jose Fin. Auth. Rev. 3.7% 9/6/07, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., CP	15,000	15,000
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,300	6,300
San Jose Int'l. Arpt. Rev. Series B, 3.71% 12/6/07, LOC JPMorgan Chase Bank, LOC Bank of America NA, CP (b)	24,015	24,015
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 3.94%, LOC Fannie Mae, VRDN (a)(b)	26,300	26,300
(Betty Ann Garens Apts. Proj.) Series A, 4.01%, LOC Citibank NA, VRDN (a)(b)	7,310	7,310
(El Paseo Apts. Proj.) 4.01%, LOC Citibank NA, VRDN (a)(b)	5,045	5,045
(Kennedy Apt. Homes Proj.) Series K, 3.94%, LOC Fannie Mae, VRDN (a)(b)	9,675	9,675
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series MT 344, 4.03% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	8,805	8,805
Series PZ 172, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,080	9,080
San Mateo County Cmnty. College District Participating VRDN Series MSTC 3003, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,830	8,830
San Mateo County Cmnty. College District Rev. Participating VRDN Series MSTC 3046, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	12,040	12,040
San Mateo County Trans. District Sales Tax Rev. Bonds Series PT 1914, 3.75%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	5,080	5,080
Santa Ana Hsg. Auth. 3.96%, LOC Fannie Mae, VRDN (a)(b)	8,140	8,140
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 4.15%, LOC Union Bank of California, VRDN (a)(b)	12,445	12,445
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 4% (Liquidity Facility Wachovia Bank NA) (a)(c)	14,530	14,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 3.94%, LOC Fannie Mae, VRDN (a)(b)	$ 21,650	$ 21,650
(Shaffer Road Apts. Proj.) Series A, 3.94%, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 4.05%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,850	1,850
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 3.94%, LOC Fannie Mae, VRDN (a)(b)	17,500	17,500
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 470, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,185	5,185
Southern California Home Fing. Auth. Single Family Rev.:
Participating VRDN Series MT 90, 4.05% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	98,955	98,955
Series A, 3.92% (Liquidity Facility Fannie Mae), VRDN (a)(b)	19,045	19,045
State Ctr. Cmnty. College District Participating VRDN Series MS 06 1929, 4.03% (Liquidity Facility Morgan Stanley) (a)(c)	22,285	22,285
Univ. of California Revs. Participating VRDN:
Series EGL 7050006 Class A, 4% (Liquidity Facility Citibank NA) (a)(c)	4,890	4,890
Series EGL 7050084 Class A, 4% (Liquidity Facility Citibank NA) (a)(c)	16,500	16,500
Series Merlots 97 G, 4% (Liquidity Facility Wachovia Bank NA) (a)(c)	13,430	13,430
West Contra Costa Unified School District Participating VRDN Series BS 3072, 3.97% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,440	4,440
William S. Hart Union High School District Participating VRDN Series SG 171, 3.97% (Liquidity Facility Societe Generale) (a)(c)	8,600	8,600
		4,576,959
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Bonds Series C, 5% 10/1/07 (MBIA Insured) (b)	2,850	2,853
Puerto Rico - 6.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 4.03% (Liquidity Facility Citigroup, Inc.) (a)(c)	66,800	66,800
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Floater 53G, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series EC 1004, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 57,900	$ 57,900
Series Merlots 07 C63, 4% (Liquidity Facility Bank of New York, New York) (a)(c)	6,820	6,820
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series ROC II R 785 CE, 4% (Liquidity Facility Citigroup, Inc.) (a)(c)	30,670	30,670
Series ROC II R 791, 4% (Liquidity Facility Citibank NA) (a)(c)	17,600	17,600
Series ROC II R 792, 4% (Liquidity Facility Citibank NA) (a)(c)	28,000	28,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Bonds Series SGB 69, 3.8%, tender 10/31/07 (Liquidity Facility Societe Generale) (a)(c)(d)	14,000	14,000
Participating VRDN:
Series RBC I 30, 3.97% (Liquidity Facility Royal Bank of Canada) (a)(c)	17,490	17,490
Series ROC II R 11042 CE, 4% (Liquidity Facility Citibank NA) (a)(c)	12,320	12,320
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 4% (Liquidity Facility DEPFA BANK PLC) (a)(c)	34,400	34,400
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN:
Series GS 07 89GZ, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	18,159	18,159
Series MS 06 1964, 4.04% (Liquidity Facility Morgan Stanley) (a)(c)	14,275	14,275
Series PZ 268, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	17,630	17,630
Series ROC II R 11147 Z, 4.03% (Liquidity Facility Citibank NA) (a)(c)	16,500	16,500
		353,664
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $4,933,476)		4,933,476
NET OTHER ASSETS - 3.8%		194,613
NET ASSETS - 100%		$ 5,128,089
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,820,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds Series PZ 86, 3.67%, tender 2/21/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/24/05 - 12/2/05	$ 5,050
Long Beach Hbr. Rev. Bonds Series PT 2708, 3.72%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	4/28/05	$ 5,675
Security	Acquisition Date	Cost (000s)
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series SGB 69, 3.8%, tender 10/31/07 (Liquidity Facility Societe Generale)	5/2/07	$ 14,000
Sacramento Sanitation District Fing. Wtr. & Swr. Rev. Bonds Series PT 4011, 3.65%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	4/4/07	$ 3,015
San Mateo County Trans. District Sales Tax Rev. Bonds Series PT 1914, 3.75%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/3/06	$ 5,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,933,476)		$ 4,933,476
Cash		250,680
Receivable for investments sold		169
Receivable for fund shares sold		94,046
Interest receivable		29,735
Prepaid expenses		6
Other receivables		5,041
Total assets		5,313,153

Liabilities
Payable for investments purchased	$ 106,777
Payable for fund shares redeemed	74,166
Distributions payable	235
Accrued management fee	1,546
Other affiliated payables	2,286
Other payables and accrued expenses	54
Total liabilities		185,064

Net Assets		$ 5,128,089
Net Assets consist of:
Paid in capital		$ 5,127,652
Undistributed net investment income		89
Accumulated undistributed net realized gain (loss) on investments		348
Net Assets, for 5,126,100 shares outstanding		$ 5,128,089
Net Asset Value, offering price and redemption price per share ($5,128,089 ÷ 5,126,100 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)

Investment Income
Interest		$ 89,851

Expenses
Management fee	$ 9,014
Transfer agent fees	3,212
Accounting fees and expenses	212
Custodian fees and expenses	35
Independent trustees' compensation	8
Registration fees	46
Audit	30
Legal	16
Miscellaneous	16
Total expenses before reductions	12,589
Expense reductions	(2,499)	10,090
Net investment income		79,761
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		118
Net increase in net assets resulting from operations		$ 79,879

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 79,761	$ 132,315
Net realized gain (loss)	118	1,018
Net increase in net assets resulting from operations	79,879	133,333
Distributions to shareholders from net investment income	(79,814)	(132,257)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	12,094,401	19,929,849
Reinvestment of distributions	78,392	130,416
Cost of shares redeemed	(11,806,740)	(19,395,177)
Net increase (decrease) in net assets and shares resulting from share transactions	366,053	665,088
Total increase (decrease) in net assets	366,118	666,164

Net Assets
Beginning of period	4,761,971	4,095,807
End of period (including undistributed net investment income of $89 and undistributed net investment income of $142, respectively)	$ 5,128,089	$ 4,761,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 E	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.030	.022	.009	.006	.010
Distributions from net investment income	(.016)	(.030)	(.022)	(.009)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.63%	3.09%	2.19%	.87%	.57%	.99%
Ratios to Average Net Assets D
Expenses before reductions	.51% A	.52%	.52%	.53%	.52%	.52%
Expenses net of fee waivers, if any	.51% A	.52%	.52%	.53%	.52%	.52%
Expenses net of all reductions	.41% A	.38%	.41%	.50%	.50%	.49%
Net investment income	3.22% A	3.05%	2.18%	.88%	.56%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 5,128	$ 4,762	$ 4,096	$ 3,474	$ 2,899	$ 2,626

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 4,933,476

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

5. Expense Reductions.

Through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2,491 and $8, respectively.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity California Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

Semiannual Report

As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CFS-USAN-1007
1.855637.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
California AMT Tax-Free
Money Market Fund -

California AMT Tax-Free
Money Market

Institutional Class

Service Class

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007) for California AMT Tax-Free Money Market and for the entire period (April 18, 2007 to August 31, 2007) for Institutional Class and Service Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period March 1, 2007 to August 31, 2007
California AMT Tax-Free Money Market
Actual	$ 1,000.00	$ 1,017.30	$ 1.57 B *
Hypothetical A	$ 1,000.00	$ 1,023.58	$ 1.58 C *
Institutional Class
Actual	$ 1,000.00	$ 1,013.20	$ .75 B
Hypothetical A	$ 1,000.00	$ 1,024.13	$ 1.02 C
Service Class
Actual	$ 1,000.00	$ 1,012.20	$ 1.68 B
Hypothetical A	$ 1,000.00	$ 1,022.87	$ 2.29 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for California AMT Tax-Free Money Market and multiplied by 136/366 (to reflect the period April 18, 2007 to August 31, 2007) for Institutional Class and Service Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
California AMT Tax-Free Money Market	.31%
Institutional Class	.20%
Service Class	.45%

* If changes to management fee and transfer agent contracts, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:.

	Annualized Expense Ratio	Expenses Paid
California AMT Tax-Free Money Market	.30%
Actual		$ 1.53
Hypothetical A		$ 1.53

A 5% return per year before expenses

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/07	% of fund's investments 2/28/07	% of fund's investments 8/31/06
0 - 30	93.0	88.8	95.5
31 - 90	0.3	4.7	0.9
91 - 180	0.8	5.4	0.2
181 - 397	5.9	1.1	3.4
Weighted Average Maturity
	8/31/07	2/28/07	8/31/06
Fidellity California AMT Tax-Free Money Market Fund	25 Days	18 Days	17 Days
California Tax-Free Money Market Funds Average *	28 Days	19 Days	26 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
Variable Rate Demand Notes (VRDNs) 87.0%	Variable Rate Demand Notes (VRDNs) 81.6%
Commercial Paper (including CP Mode) 4.0%	Commercial Paper (including CP Mode) 11.1%
Tender Bonds 1.0%	Tender Bonds 0.9%
Municipal Notes 4.6%	Municipal Notes 5.4%
Other Investments 0.4%	Other Investments 0.6%
Net Other Assets 3.0%	Net Other Assets 0.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.0%
	Principal Amount (000s)	Value (000s)
California - 88.8%
ABAG Fin. Auth. for Nonprofit Corp. Rev. Participating VRDN Series MT 40, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 11,000	$ 11,000
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	5,435	5,435
Series Floaters 06 1513, 4.05% (Liquidity Facility Morgan Stanley) (a)(b)	5,175	5,175
Series PZ 51, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,505	6,505
Series PZ 61, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,945	8,945
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 3.99% (Liquidity Facility Citibank NA) (a)(b)	19,250	19,250
Apple Valley Unified School District Participating VRDN Series Putters 544, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,635	3,635
Bakersfield Wastewtr. Rev. Participating VRDN Series Merlots 07 H9, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	12,820	12,820
Bay Area Infrastructure Fing. Auth. Spl. Tax Rev. Participating VRDN Series MSTC 287, 3.99% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	11,980	11,980
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	55,000	55,000
Series MT 238, 4.01% (Liquidity Facility DEPFA BANK PLC) (a)(b)	34,130	34,130
Series Putters 1962, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	15,810	15,810
California Children's Hosp. Participating VRDN Series GS 07 31G, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	54,200	54,200
California Communities Note Prog. TRAN Series A3, 4.5% 6/30/08	40,000	40,270
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series A, 5.5% 5/1/08	8,035	8,135
Participating VRDN:
Series PA 1201R, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,900	10,900
Series PT 759, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	10,295	10,295
Series Putters 310, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Participating VRDN:
Series Putters 322, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 5,925	$ 5,925
California Dept. of Wtr. Resources Rev.:
Bonds Series PT 1745, 3.75%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,430	9,430
Participating VRDN:
Series PT 607, 4.06% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	4,990	4,990
Series ROC II R1024, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	13,275	13,275
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/08 (a)	11,600	11,734
Participating VRDN:
Series LB 04 L27, 4.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	4,000	4,000
Series MS 06 1538, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	39,810	39,810
Series PA 1262, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,650	7,650
Series PT 2216, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,160	5,160
Series PT 965, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	20,000	20,000
Series ROC II R2114, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,100	5,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 06 31 Class 2003 A, 4% (Liquidity Facility Citibank NA) (a)(b)	15,800	15,800
Series ROC II R 11064, 3.99% (Liquidity Facility Citibank NA) (a)(b)	6,735	6,735
Series SGB 45, 3.98% (Liquidity Facility Societe Generale) (a)(b)	5,000	5,000
Series Solar 06 65, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	8,330	8,330
California Edl. Facility Auth. Stanford Univ. 3.72% 9/5/07, CP	2,751	2,751
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 3.95%, tender 9/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Bonds:
Series PT 4023, 4.03%, tender 9/7/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 10,030	$ 10,030
6.4% 9/1/08	3,075	3,158
Participating VRDN:
MOTC PA 1396, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,540	4,540
ROCS RR II R 622 PB, 4.01% (Liquidity Facility Deutsche Postbank AG) (a)(b)	2,450	2,450
Series DB 179, 3.99% (Liquidity Facility Deutsche Bank AG) (a)(b)	15,830	15,830
Series EC 1008, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	179,245	179,240
Series EC 1068, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	23,370	23,370
Series EGL 05 1000 Class A, 3.98% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	16,090	16,090
Series EGL 06 99 Class A, 3.98% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	17,520	17,520
Series LB 07 FC6, 4.2% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	14,000	14,000
Series LB 07 K54W, 4.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	27,000	27,000
Series MACN 06 N, 3.97% (Liquidity Facility Bank of America NA) (a)(b)	28,865	28,865
Series Merlots 02 A17, 4% (Liquidity Facility Bank of New York, New York) (a)(b)	5,685	5,685
Series Merlots 03 A45, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,205	5,205
Series Merlots 07 C15, 4% (Liquidity Facility Bank of New York, New York) (a)(b)	6,100	6,100
Series Merlots B45, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	44,660	44,660
Series MS 06 1704, 4.03% (Liquidity Facility DEPFA BANK PLC) (a)(b)	12,018	12,018
Series PA 1231, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,180	6,180
Series PA 1357, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,490	8,490
Series PT 1252, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,100	10,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series PT 2266, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	$ 7,785	$ 7,785
Series PT 2272, 4.06% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,340	5,340
Series PT 2281, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,225	5,225
Series PT 4027, 4.03% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	78,860	78,860
Series PT 4211, 4.04% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,000	7,000
Series PT 964, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	16,795	16,795
Series PT 990, 4.06% (Liquidity Facility BNP Paribas SA) (a)(b)	6,700	6,700
Series Putters 1618, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,420	4,420
Series Putters 1722, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,200	4,200
Series Putters 1723, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,180	4,180
Series Putters 1724, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,185	4,185
Series Putters 1725, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	6,915	6,915
Series Putters 482, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,495	7,495
Series Putters 556Z, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,450	7,450
Series ROC II R 1079, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,420	4,420
Series ROC II R 3049, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,420	4,420
Series ROC II R 3052, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,210	4,210
Series ROC II R 4566, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,420	4,420
Series ROC II R 6524, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,420	4,420
Series ROC II R 7057, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	15,510	15,510
Series ROC II R 7533, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,345	6,345
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 8051, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 15,525	$ 15,525
Series ROC II R 880, 3.99% (Liquidity Facility Citibank NA) (a)(b)	1,750	1,750
Series ROC II R 9125, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	16,000	16,000
Series SG 84, 4.06% (Liquidity Facility Societe Generale) (a)(b)	1,660	1,660
Series SGA 55, 3.97% (Liquidity Facility Societe Generale) (a)(b)	7,475	7,475
Series SGB 7, 3.98% (Liquidity Facility Societe Generale) (a)(b)	170	170
Series SGC 06 2 Class A, 3.97% (Liquidity Facility Societe Generale) (a)(b)	1,900	1,900
Series Solar 05 4, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)(c)	14,900	14,900
Series Solar 06 11, 4.02% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	22,985	22,985
California Health Facilities Fing. Participating VRDN Series BS 325, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	7,000	7,000
California Health Facilities Fing. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.) Series E, 3.68% tender 9/13/07, CP mode	2,500	2,500
Participating VRDN:
Series MS 01 592, 4.07% (Liquidity Facility Morgan Stanley) (a)(b)	11,170	11,170
Series MS 06 1756, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	5,265	5,265
Series MS 06 1802, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	4,870	4,870
Series MS 06 1858, 4.03% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,350	3,350
Series MS 06 1879, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	10,600	10,600
Series MS 06 1880, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	10,890	10,890
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 04 28 Class A, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	9,425	9,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN: - continued
Series MS 06 1362, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	$ 17,000	$ 17,000
Series PA 1193, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,285	6,285
Series PT 3501, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	20,730	20,730
Series PT 3701, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,315	9,315
California Pub. Works Board Lease Rev.:
Bonds (Coalinga State Hosp. Proj.) Series 2004 A, 5% 6/1/08	6,000	6,061
Participating VRDN:
Series MSTC 9052, 3.99% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	8,990	8,990
Series PT 3262, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,240	5,240
Series PT 3412, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,860	7,860
Series PT 3417, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,940	7,940
Series Putters 609, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,095	1,095
Series Putters 610, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,750	3,750
California School Cash Reserve Prog. Ctfs. of Prtn. TRAN 4.25% 7/1/08	38,000	38,192
California Schools Participating VRDN:
Series MS 06 1544, 4.04% (Liquidity Facility Morgan Stanley) (a)(b)	20,000	20,000
Series PZP 019, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	17,370	17,370
Series PZP 13, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,420	5,420
Series PZP 14, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,500	1,500
Series PZP 2, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,275	3,275
Series PZP 9, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	18,160	18,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.:
Participating VRDN:
Series BS 314, 3.99% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 4,000	$ 4,000
Series PT 4350, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,700	6,700
Series Putters 1320, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,005	10,005
Series 2001 A, 3.68% 9/4/07, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,450	6,450
California Statewide Communities Dev. Auth. Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 K, 3.68% tender 9/12/07, CP mode	33,100	33,100
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 3.9%, VRDN (a)	24,885	24,885
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,000	5,000
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,265	6,265
Chabot-Las Positas Cmnty. College District Participating VRDN:
Series 87 Z, 4% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,545	2,545
Series MSTC 284, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,000	4,000
Chico Redev. Agcy. Participating VRDN Series DB 192, 3.99% (Liquidity Facility Deutsche Bank AG) (a)(b)	13,575	13,575
Clovis Unified School District Participating VRDN Series PZ 42, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	560	560
Coast Cmnty. College District Participating VRDN Series ROCS RR II R 6088, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	12,100	12,100
Contra Costa County Pub. Fing. Auth. Tax Allocation Rev. Participating VRDN Series EC 1103, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,655	12,655
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series PT 1666, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,615	5,615
Culver City School Facilities Fing. Auth. Participating VRDN Series Merlots 05 A24, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,970	11,970
Desert Sands Unified School District Participating VRDN:
Series AAB 06 41, 3.97% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	6,475	6,475
Series ROCS RR II R 6086, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,725	5,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Dublin Unified School District Participating VRDN:
Series PT 2633, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 5,965	$ 5,965
Series Putters 809, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,675	5,675
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series EBL 07 0072, 3.98% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	6,600	6,600
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7053015 Class A, 3.99% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	21,430	21,430
Series EGL 720050045 Class A, 3.98% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	19,800	19,800
Series 1988:
3.63% 9/12/07, CP	17,000	17,000
3.7% 9/12/07, CP	11,400	11,400
El Camino Cmnty. College District Participating VRDN Series Putter 1471, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,750	5,750
El Camino Hosp. District Participating VRDN Series ROC II R 4086, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,725	6,725
El Camino Hosp. District Rev. Participating VRDN Series MSTC 3039, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	14,035	14,035
Elk Grove Fin. Auth. Spl. Tax Rev. Participating VRDN Series DB 190, 4.06% (Liquidity Facility Deutsche Bank AG) (a)(b)	5,165	5,165
Fontana Pub. Fing. Authorized Tax Allocation Rev. Participating VRDN Series Putters 707, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,050	4,050
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,690	11,690
Series MS 06 1844, 4.03% (Liquidity Facility Wells Fargo & Co.) (a)(b)	15,475	15,475
Series PZ 57, 4.04% (Liquidity Facility BNP Paribas SA) (a)(b)	7,595	7,595
Series ROC II R4540, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,455	7,455
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series PZ 41, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,880	3,880
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN: - continued
Series PZ 96, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 7,275	$ 7,275
Fresno Unified School District Participating VRDN Series DB 109, 4.06% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,155	6,155
Gavilan Joint Cmnty. College District Participating VRDN:
Series Putters 587Z, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,010	5,010
Series ROC II R 2123, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,775	6,775
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Bonds Series PZ 86, 3.67%, tender 2/21/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,860	4,860
Participating VRDN:
Series 1500, 4.07% (Liquidity Facility Morgan Stanley) (a)(b)	10,100	10,100
Series Best 05 230, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,025	4,025
Series BS 7045, 4.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	32,900	32,900
Series MS 1220, 4.07% (Liquidity Facility Morgan Stanley) (a)(b)	16,000	16,000
Series MS 1298, 4.07% (Liquidity Facility Morgan Stanley) (a)(b)	27,750	27,750
Series MS 1739, 4.07% (Liquidity Facility Morgan Stanley) (a)(b)	28,240	28,240
Series MSTC 238, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,350	4,350
Series PA 1237, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,740	2,740
Series Putters 2091, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	25,865	25,865
Series ROC II R 843 CE, 3.99% (Liquidity Facility Citibank NA) (a)(b)	21,085	21,085
Series ROC II R 866 CE, 3.99% (Liquidity Facility Citibank NA) (a)(b)	16,540	16,540
Series ROC II R 9024, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,440	9,440
Series ROC II R 9076, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,155	6,155
Series ROC II R287X, 3.99% (Liquidity Facility Citibank NA) (a)(b)	3,535	3,535
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Participating VRDN:
Series ROC II R443CE, 3.99% (Liquidity Facility Citibank NA) (a)(b)	$ 7,500	$ 7,500
Series ROC II R448CE, 3.99% (Liquidity Facility Citibank NA) (a)(b)	7,500	7,500
Series ROC II R509, 3.99% (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
Series TOC 04 B, 3.95% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	36,220	36,220
3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	18,465	18,465
4% (Liquidity Facility Citibank NA) (a)(b)	14,000	14,000
Golden West Schools Fing. Auth.:
Bonds Series PT 2985, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	5,710	5,710
Participating VRDN:
Series CDCM 05 21, 3.99% (Liquidity Facility CDC Fin. CDC IXIS) (a)(b)	10,015	10,015
Series DB 164, 3.99% (Liquidity Facility Deutsche Bank AG) (a)(b)	9,910	9,910
Series PT 3016, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	8,825	8,825
Greenfield Redev. Agcy. Participating VRDN Series Putters 1595, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,470	7,470
Grossmont-Cuyamaca Cmnty. College District Participating VRDN Series ROC II R6052, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,845	4,845
Imperial Irrigation District Series 2007 A, 3.68% 10/11/07, LOC Citibank NA, CP	8,600	8,600
Irwindale Cmnty. Dev. Agcy. Tax Participating VRDN Series PT 3542, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	14,175	14,175
La Quinta Fing. Auth. Local Agcy. Rev. Participating VRDN Series ROC II R412, 3.99% (Liquidity Facility Citibank NA) (a)(b)	9,585	9,585
Long Beach Unified School District Participating VRDN ROC II R 4560, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,965	6,965
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 04 46 Class A, 4% (Liquidity Facility Citibank NA) (a)(b)	9,700	9,700
Series PT 3553, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,420	4,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	$ 13,830	$ 13,830
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series Solar 06 55, 4.02% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,670	10,670
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 7053026 Class A, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	70,800	70,800
Series PA 1192, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,980	7,980
Series PT 2286, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,500	5,500
Series Putters 1272, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,050	5,050
Series Putters 1302Z, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,495	7,495
Series ROC II R3010, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,085	5,085
Series ROC II R4033, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,290	10,290
Series ROC II R4510, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,760	6,760
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0067, 4% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	24,000	24,000
Series EGL 06 0144, 3.98% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	29,700	29,700
Series EGL 06 34 Class A, 3.98% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	17,555	17,555
Series Merlots 99 L, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,500	8,500
Series MS 06 1927, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	11,000	11,000
Series Solar 06 48, 3.99% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	15,620	15,620
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1476, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,235	10,235
TRAN 4.5% 6/30/08	108,000	108,727
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN:
Series PT 1405, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,420	8,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN: - continued
Series PZ 158, 4.04% (Liquidity Facility Wells Fargo & Co.) (a)(b)	$ 7,800	$ 7,800
Los Angeles Unified School District Participating VRDN:
Series BA 1000, 3.97% (Liquidity Facility Bank of America NA) (a)(b)	18,560	18,560
Series EC 1106, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	23,570	23,570
Series EGL 06 0143, 3.98% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	66,530	66,530
Series EGL 06 88 Class A, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	4,515	4,515
Series EGL 07 0061, 3.98% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	12,075	12,075
Series GS 07 9TP, 3.97% (Liquidity Facility DEPFA BANK PLC) (a)(b)	4,250	4,250
Series MS 06 07, 4.04% (Liquidity Facility Morgan Stanley) (a)(b)	5,000	5,000
Series MS 06 1475, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	47,298	47,298
Series MS 06 1483, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	10,750	10,750
Series MSTC 01 135, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	9,995	9,995
Series MSTC 5027, 3.99% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	4,890	4,890
Series MT 285, 4.03% (Liquidity Facility DEPFA BANK PLC) (a)(b)	5,640	5,640
Series PT 1763, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,450	11,450
Series PT 3382, 4.03% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,935	5,935
Series PT 3409, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,000	4,000
Series PT 3553, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,280	8,280
Series PT 3722, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,715	4,715
Series Putters 1442, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	12,495	12,495
Series Putters 1558, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,440	9,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Participating VRDN: - continued
Series Putters 1573, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 18,140	$ 18,140
Series Putters 1729, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	12,580	12,580
Series Putters 1998, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,715	8,715
Series Putters 2087, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,000	8,000
Series Putters 487, 3.95% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)	12,710	12,710
Series ROC II R 9122, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,345	9,345
Series ROC RR II 6089, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,840	3,840
Series ROC RR II 7029, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,245	9,245
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7053003 Class A, 4% (Liquidity Facility Citibank NA) (a)(b)	11,000	11,000
Series ROC II R4034, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	13,505	13,505
3.63% 9/11/07 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	10,000	10,000
Merced Irrigation District Elec. Sys. Rev. Participating VRDN Series ROC II R512, 3.99% (Liquidity Facility Citibank NA) (a)(b)	3,250	3,250
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 0044, 3.98% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	8,300	8,300
Series FRRI 00 A6, 4.23% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	6,900	6,900
Series Merlots 99 O, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,880	11,880
Series MSTC 01 113A, 3.99% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	14,890	14,890
Series PA 837, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995	4,995
Series PT 3601, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Fing. Auth. Rev. Participating VRDN Series MS 06 1849, 4.05% (Liquidity Facility DEPFA BANK PLC) (a)(b)	$ 3,950	$ 3,950
Mount San Antonio Cmnty. College District Participating VRDN Series ROC II R 7042, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,865	7,865
Natomas Unified School District Participating VRDN Series Putters 2098, 4.01% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	13,555	13,555
Northern California Gas Auth. #1 Gas Proj. Rev. Participating VRDN:
Series GS 07 55, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	27,365	27,365
Series MS 06 1982, 4.06% (Liquidity Facility Morgan Stanley) (a)(b)	7,700	7,700
Northern California Pwr. Agcy. Rev. (Hydroelectric Proj.) Series 1-A, 3.85% (MBIA Insured), VRDN (a)	12,475	12,475
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 3.97% (Liquidity Facility Societe Generale) (a)(b)	12,000	12,000
Oak Grove School District Participating VRDN Series ROC II R 7527, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,870	9,870
Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 A, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,000	3,000
Series PT 959, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,785	3,785
Oakland Joint Powers Fing. Auth. Participating VRDN Series Putters 1253, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,190	4,190
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN:
Series SG 174, 3.97% (Liquidity Facility Societe Generale) (a)(b)	4,960	4,960
Series Solar 06 85, 4.02% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	12,000	12,000
Pasadena Elec. Rev. Participating VRDN Series PT 2282, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,255	5,255
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN:
Series Putters 372, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,085	11,085
Series ROC II R2046, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,230	4,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rancho Santiago Cmnty. College District Participating VRDN Series ROC II R 2181, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 5,565	$ 5,565
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 681, 3.99% (Liquidity Facility Citibank NA) (a)(b)	8,695	8,695
Sacramento Area Flood Cont. Agcy. Rev. Participating VRDN Series BA 162, 3.97% (Liquidity Facility Bank of America NA) (a)(b)	7,160	7,160
Sacramento City Fing. Auth. Rev. Participating VRDN Series PZ 93, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,350	5,350
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN:
Series EGL 04 47 Class A, 4% (Liquidity Facility Citibank NA) (a)(b)	15,200	15,200
Series LB 07 P42W, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	4,625	4,625
Series Putters 1407, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,790	5,790
Series ROC II R504, 3.99% (Liquidity Facility Citibank NA) (a)(b)	3,230	3,230
Sacramento County Sanitation District Fing. Auth. Wtr. & Swr. Rev. Participating VRDN Series BS 311, 3.99% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	14,795	14,795
Sacramento County Wtr. Fing. Auth. Rev. Participating VRDN Series PA 1176, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,120	4,120
Sacramento Fing. Auth. Rev. Participating VRDN Series PT 4155, 4.03% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	31,240	31,240
Sacramento Muni. Util. District Elec. Rev. Participating VRDN:
Series BA 02 M, 3.97% (Liquidity Facility Bank of America NA) (a)(b)	3,975	3,975
Series PA 1180, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,500	2,500
Series PT 2140, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,165	7,165
Series PT 2215, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,620	5,620
Series Putters 591, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,170	2,170
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series Putters 1237Z, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	14,650	14,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Participating VRDN:
Series Putters 2086, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 5,495	$ 5,495
Series ROC II R7016, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,490	9,490
San Diego County Reg'l. Arpt. Auth. Series B, 3.67% 9/11/07, LOC BNP Paribas SA, CP	5,260	5,260
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 C:
3.68% 9/12/07 (Liquidity Facility JPMorgan Chase Bank), CP	5,700	5,700
3.68% 9/13/07 (Liquidity Facility JPMorgan Chase Bank), CP	7,500	7,500
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series PT 2375, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,980	4,980
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN Series ROC II R 10004 CE, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	70,790	70,790
San Diego Unified School District Participating VRDN:
Series MS 01 847, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	8,205	8,205
Series MS 1499, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	5,945	5,945
Series MS 965, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	4,015	4,015
Series PA 1245, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,335	1,335
Series PT 3724, 4.06% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	6,965	6,965
Series PT 3879, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,300	5,300
Series ROC II R1067, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,465	3,465
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Putters 1561, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,565	7,565
San Francisco City & County Ctfs. of Prtn. Participating VRDN Series MS 06 1883, 4.02% (Liquidity Facility Wells Fargo & Co.) (a)(b)	6,285	6,285
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN Series ROC II R 6085, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,075	2,075
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Unified School District Participating VRDN:
Series Putters 549, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 5,325	$ 5,325
Series ROC II R 3055, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,880	5,880
San Francisco County Trans. Auth. Series B, 3.59% 9/12/07 (Liquidity Facility Landesbank Baden-Wuert), CP	7,300	7,300
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 4.02% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	17,250	17,250
San Gabriel Valley Govt. Series A2, 3.69% 12/13/07, LOC Bayerische Landesbank Girozentrale, CP	29,650	29,650
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series MS 06 1524, 4.05% (Liquidity Facility Morgan Stanley) (a)(b)	5,900	5,900
Series TOC 06 Z17, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	8,340	8,340
San Jose Participating VRDN Series LB 07 P31W, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	9,390	9,390
San Jose Fin. Auth. Rev. 3.7% 9/6/07, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., CP	11,527	11,527
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,700	5,700
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series MS 02 749, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	6,495	6,495
Series MT 344, 4.03% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	5,800	5,800
Series Putters 1621, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,905	5,905
Series Putters 575, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,550	2,550
San Jose Redev. Agcy. Tax Rev. Participating VRDN Series BBT 2023, 3.95% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	13,070	13,070
San Jose Unified School District Santa Clara County Participating VRDN Series PZ 115, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,625	1,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN Series ROC II R2027, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 5,590	$ 5,590
San Mateo County Cmnty. College District Participating VRDN:
Series MSTC 3003, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	6,135	6,135
Series Stars 06 172, 4.03% (Liquidity Facility BNP Paribas SA) (a)(b)	11,930	11,930
San Mateo County Cmnty. College District Rev. Participating VRDN:
Series MSTC 3045, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	9,990	9,990
Series MSTC 3046, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	370	370
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series EGL 06 79, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	17,335	17,335
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,900	8,900
Santa Clara Valley Wtr. District Wtr. Util. Rev. Participating VRDN Series ROC II R 7532, 3.99% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,595	4,595
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	7,465	7,465
Santa Rosa High School District Participating VRDN Series PT 2193, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,120	4,120
Santa Rosa Wastewtr. Rev. Participating VRDN Series PZ 43, 4.04% (Liquidity Facility BNP Paribas SA) (a)(b)	9,235	9,235
Sonoma County Jr. College District Rev. Participating VRDN Series MA 06 1466, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	3,490	3,490
South San Francisco Redev. Agcy. Tax Allocation Rev. Participating VRDN Series Solar 06 67, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	13,890	13,890
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series MS 1045, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	5,470	5,470
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,335	8,335
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sunnyvale School District Participating VRDN:
Series PT 2710, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 3,630	$ 3,630
Series Putters 800, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	7,630	7,630
Torrance Gen. Oblig. TRAN 4.5% 7/2/08	13,975	14,066
Univ. of California Revs.:
Participating VRDN:
Series EGL 7050084 Class A, 4% (Liquidity Facility Citibank NA) (a)(b)	9,000	9,000
Series Merlots 97 G, 4% (Liquidity Facility Wachovia Bank NA) (a)(b)	20,000	20,000
Series MS 1274, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	15,135	15,135
Series MSDW 00 480, 4.03% (Liquidity Facility Morgan Stanley) (a)(b)	3,580	3,580
Series PA 1168, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	20,045	20,045
Series PT 872, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	8,265	8,265
Series Putters 1201, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,205	5,205
Series Solar 06 39, 4.02% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,285	10,285
Series A, 3.67% 9/13/07, CP	13,200	13,200
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series Putters 583, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,160	5,160
William S. Hart Union High School District Participating VRDN Series ROC II R 648 WFZ, 3.99% (Liquidity Facility Wells Fargo & Co.) (a)(b)	8,355	8,355
Yuba Cmnty. College District Participating VRDN 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,200	6,200
		3,943,552
Puerto Rico - 8.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 4.03% (Liquidity Facility Citigroup, Inc.) (a)(b)	52,000	52,000
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Floater 53G, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	1,200	1,200
Series MS 975, 4.02% (Liquidity Facility Morgan Stanley) (a)(b)	13,110	13,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series EC 1004, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 43,300	$ 43,300
Series ROC II R 11171, 4% (Liquidity Facility Citibank NA) (a)(b)	10,670	10,670
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.97% (Liquidity Facility Bank of America NA) (a)(b)	5,440	5,440
Series MACN 06 M, 3.97% (Liquidity Facility Bank of America NA) (a)(b)	9,830	9,830
Series MACN 06 R, 3.97% (Liquidity Facility Bank of America NA) (a)(b)	29,595	29,595
Series PA 1052, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	13,995	13,995
Series RobIns 14, 3.98% (Liquidity Facility Bank of New York, New York) (a)(b)	3,520	3,520
Series ROC 2 98 1, 4% (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
Series ROC II R 785 CE, 4% (Liquidity Facility Citigroup, Inc.) (a)(b)	23,580	23,580
Series ROC II R 790, 4% (Liquidity Facility Citibank NA) (a)(b)	2,700	2,700
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MSTC 7005, 3.98% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	10,045	10,045
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 4.02% (Liquidity Facility Morgan Stanley) (a)(b)	3,580	3,580
Series MS 1276, 4.02% (Liquidity Facility Morgan Stanley) (a)(b)	6,115	6,115
Series Putters 1816, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,615	10,615
Series Putters 1818, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,310	3,310
Series Putters 1868, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,020	9,020
Series Putters 268, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,100	1,100
Series ROC II R 11000 CE, 4% (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Series ROC II R 11003 CE, 4% (Liquidity Facility Citibank NA) (a)(b)	8,100	8,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Infrastructure Fing. Auth.:
Bonds Series AAB 00 17, 3.96%, tender 9/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	$ 11,000	$ 11,000
Participating VRDN Series MSTC 00 106, 3.98% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	19,995	19,995
Puerto Rico Pub. Bldg. Auth. Participating VRDN:
Series DFA 07 02, 4% (Liquidity Facility DEPFA BANK PLC) (a)(b)	29,090	29,090
Series DFA 07 03, 4% (Liquidity Facility DEPFA BANK PLC) (a)(b)	20,010	20,010
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN:
Series GS 06 88Z, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,495	2,495
Series GS 07 89GZ, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	5,736	5,736
Series MS 06 1965, 4.04% (Liquidity Facility Morgan Stanley) (a)(b)	10,000	10,000
		363,151
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $4,306,703)		4,306,703
NET OTHER ASSETS - 3.0%		132,841
NET ASSETS - 100%		$ 4,439,544
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,900,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Rev. Bonds Series PT 1745, 3.75%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/18/06	$ 9,430
California Gen. Oblig. Participating VRDN Series Solar 05 4, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota)	5/23/06	$ 14,900
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds Series PZ 86, 3.67%, tender 2/21/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/20/05 - 12/5/06	$ 4,860
Golden West Schools Fing. Auth. Bonds Series PT 2985, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	10/10/06	$ 5,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,306,703)		$ 4,306,703
Cash		155,856
Receivable for investments sold		8,384
Receivable for fund shares sold		16,169
Interest receivable		33,460
Receivable from investment adviser for expense reductions		100
Other receivables		899
Total assets		4,521,571

Liabilities
Payable for investments purchased	$ 68,899
Payable for fund shares redeemed	10,961
Distributions payable	1,180
Accrued management fee	726
Distribution fees payable	1
Other affiliated payables	260
Total liabilities		82,027

Net Assets		$ 4,439,544
Net Assets consist of:
Paid in capital		$ 4,439,136
Undistributed net investment income		129
Accumulated undistributed net realized gain (loss) on investments		279
Net Assets		$ 4,439,544

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2007 (Unaudited)

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($1,822,720 ÷ 1,821,024 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,610,868 ÷ 2,611,790 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($5,956 ÷ 5,962 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)

Investment Income
Interest		$ 70,221

Expenses
Management fee	$ 4,461
Transfer agent fees	1,295
Distribution fees	3
Independent trustees' compensation	6
Total expenses before reductions	5,765
Expense reductions	(1,879)	3,886
Net investment income		66,335
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		137
Net increase in net assets resulting from operations		$ 66,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 66,335	$ 88,297
Net realized gain (loss)	137	826
Net increase in net assets resulting from operations	66,472	89,123
Distributions to shareholders from net investment income	(66,301)	(88,327)
Distributions to shareholders from net realized gain	(344)	(299)
Total distributions	(66,645)	(88,626)
Share transactions - net increase (decrease)	1,228,002	1,005,671
Total increase (decrease) in net assets	1,227,829	1,006,168

Net Assets
Beginning of period	3,211,715	2,205,547
End of period (including undistributed net investment income of $129 and undistributed net investment income of $95, respectively)	$ 4,439,544	$ 3,211,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California AMT Tax-Free Money Market

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 E	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.032	.023	.010	.007	.011
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.017	.032	.023	.010	.007	.011
Distributions from net investment income	(.017)	(.032)	(.023)	(.010)	(.007)	(.011)
Distributions from net realized gain	- F	-	-	-	- F	-
Total distributions	(.017)	(.032)	(.023)	(.010)	(.007)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.73%	3.24%	2.34%	1.04%	.75%	1.15%
Ratios to Average Net Assets D
Expenses before reductions	.33% A	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.31% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.24% A	.27%	.27%	.31%	.34%	.32%
Net investment income	3.41% A	3.19%	2.34%	1.05%	.73%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,823	$ 3,212	$ 2,206	$ 1,495	$ 1,240	$ 1,327

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended August 31, 2007 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.013
Distributions from net investment income	(.013)
Net asset value, end of period	$ 1.00
Total Return B, C	1.32%
Ratios to Average Net Assets E
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.14% A
Net investment income	3.51% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,611

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period April 18, 2007 (commencement of sale of shares) to August 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Period ended August 31, 2007 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.012
Distributions from net investment income	(.012)
Net asset value, end of period	$ 1.00
Total Return B, C	1.22%
Ratios to Average Net Assets E
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.39% A
Net investment income	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 6

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period April 18, 2007 (commencement of sale of shares) to August 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Institutional Class, Service Class and the existing class was designated California AMT Tax-Free Money Market on April 18, 2007. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 4,306,703

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Board of Trustees approved an amendment to the management contract lowering the management fee from .43% to .20% of average net assets effective April 1, 2007. Under the amended contract, FMR will pay all other fund-level expenses except the compensation of the independent Trustees and certain expenses such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. For the period, the total annualized management fee was .23% of the Fund's average net assets.

In addition, the Board of Trustees approved a new expense contract for California AMT Tax-Free Money Market effective April 1, 2007. Under the expense contact, FMR pays class level expenses so that the total expenses do not exceed, expressed as a percentage of class average net assets, .35%, with certain exceptions such as interest expense, including commitment fees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 3	$ 3

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Board of Trustees approved a new transfer agent contract with Citibank and a new sub-arrangement with FSC effective April 1, 2007. Under the new contract, transfer agent fees for each class are based on an annual rate, expressed as a percentage of each class' average net assets, of .10% for California AMT Tax-Free Money Market and .05% each for Service Class shares and Institutional Class shares. Prior to April 1, 2007, FMR paid for the transfer agent fees on behalf of California AMT Tax-Free Money Market under the terms of the management fee contract. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets*
California AMT Tax-Free Money Market	$ 949.08
Institutional Class	345.05
Service Class	1.05
	$ 1,295

* Annualized

5. Expense Reductions.

Prior to April 1, 2007, FMR voluntarily agreed to reimburse the Fund to the extent operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $205. Effective April 1, 2007, under the new expense contract for California AMT Tax-Free Money Market, the voluntary expense limitation was eliminated. Effective April 18, 2007, FMR

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Expense Reductions - continued

contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceeds .20% and .45%, respectively. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $337 and $1, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,326. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California AMT Tax-Free Money Market	$ 8
Institutional Class	2
$ 10

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007A	Year ended February 28, 2007
From net investment income
California AMT Tax-Free Money Market	$ 41,892	$ 88,327
Institutional Class	24,375	-
Service Class	34	-
Total	$ 66,301	$ 88,327
From net realized gain
California AMT Tax-Free Money Market	$ 344	$ 299

A Distributions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to August 31, 2007.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended August 31, 2007A	Year ended February 28, 2007
California AMT Tax-Free Money Market Shares sold	1,662,982	3,173,527
Reinvestment of distributions	38,677	80,233
Shares redeemed	(3,091,409)	(2,248,089)
Net increase (decrease)	(1,389,750)	1,005,671
Institutional Class Shares sold	3,190,863	-
Reinvestment of distributions	22,001	-
Shares redeemed	(601,074)	-
Net increase (decrease)	2,611,790	-
Service Class Shares sold	9,637	-
Reinvestment of distributions	28	-
Shares redeemed	(3,703)	-
Net increase (decrease)	5,962	-

A Share transactions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to August 31, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California AMT Tax-Free Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Institutional Class or Service Class as of December 31, 2006.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity California AMT Tax-Free Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 19% means that 81% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee (in effect through March 31, 2007). In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's amended and restated management contract, effective April 1, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Semiannual Report

Furthermore, the Board considered that, on March 15, 2007, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective April 1, 2007) that (i) lowered the fund's management fee from 43 basis points to 20 basis points, and (ii) provides that FMR will pay all "fund-level" expenses out of the management fee, with certain limited exceptions. (Transfer agent fees and 12b-1 fees, if applicable, currently are the only "class-level" expenses.) The Board noted that, if the amended and restated management contract had been in effect for 2006, 91% of the funds in the Total Mapped Group would have had higher management fees than the fund, and the fund's management fee would have ranked in the first ASPG quartile.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement (in effect through March 31, 2007). The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's amended and restated management contract, effective April 1, 2007. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006. The Board considered that, if the fund's lower management fee had been in effect for 2006, it would have reduced the fund's total expenses by 5 basis points.

Furthermore, the Board considered that, on March 15, 2007, it had approved changes (effective April 1, 2007) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 20 basis points, (ii) set the "class-level" transfer agent fee for Fidelity California AMT Tax-Free Money Market (retail class) at a fixed rate of 10 basis points, and (iii) limit the total expenses of Fidelity California AMT Tax-Free Money Market (retail class) to 35 basis points. These contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (iii), the shareholders of the applicable class. Institutional Class and Service Class (which commenced operations on April 17, 2007) are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees). In addition, the Board considered that, effective April 18, 2007, FMR contractually agreed to limit the total expenses of Institutional Class and Service Class to 20 basis points and 45 basis points, respectively. These contractual arrangements may not be increased without Board approval.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SCM-USAN-1007
1.855633.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007